Organization and Business Background (Details 3)	1 Months Ended
	Jan. 31, 2013	Jun. 30, 2012	Feb. 29, 2012
Total number of ordinary shares purchased	600,000	60,675	4,000
Total number of ordinary shares purchased as part of the publicly announced repurchase plan	600,000	60,675	4,000